UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.4%
Corporate — 0.9%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$177,172
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	570	679,081

		856,253
County/City/Special District/School District — 20.5%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	440	516,657
City of New York New York, GO, Refunding, 5.00%, 8/01/30	1,000	1,168,130
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	230,910
Refunding, Series E, 5.50%, 8/01/25	830	1,041,061
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	960	1,096,560
5.00%, 11/15/45	1,250	1,418,875
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,055,745
5.00%, 7/01/33	400	450,728
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	380,240
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	170,219
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	490,212
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	701,103

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$200	$232,110
(AGM), 5.75%, 5/01/17 (b)	1,000	1,072,440
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	750	914,550
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	519,930
5.75%, 2/15/47	1,000	1,141,120
(AGC), 5.00%, 2/15/47	1,250	1,302,287
(AGM), 5.00%, 2/15/47	750	781,372
(NPFGC), 4.50%, 2/15/47	1,000	1,033,910
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,136,990
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,391,225
4 World Trade Center Project, 5.75%, 11/15/51	545	628,783
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,193,478

		20,068,635
Education — 33.2%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	281,485
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	300	342,627
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	396,669
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	770,102
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	197,138
4.00%, 12/01/34	130	132,365

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	$440	$504,728
American Museum of Natural History, Series A, 5.00%, 7/01/41	500	567,490
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	768,019
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	457,753
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,645	1,842,318
Series B, 4.00%, 8/01/35 (c)	230	232,475
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,500	1,623,030
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	568,800
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	453,908
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	191,612
5.00%, 7/01/42	115	120,917
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	569,275
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	284,198

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	$1,000	$1,142,390
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,103,360
5.00%, 7/01/44	500	547,040
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	310	353,152
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	350,283
Fordham University, Series A, 5.00%, 7/01/28	500	570,390
New School (AGM), 5.50%, 7/01/43	350	400,697
New York University, Series B, 5.00%, 7/01/37	500	570,245
New York University, Series C, 5.00%, 7/01/18 (b)	1,000	1,103,210
Rochester Institute of Technology, 5.00%, 7/01/40	550	622,347
Series B, 5.75%, 3/15/36	600	686,580
Series C, 5.00%, 12/15/16 (b)	750	785,032
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	678,924
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,140,040
Teachers College, Series B, 5.00%, 7/01/42	400	447,224
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	200	230,942
Barnard College, Series A, 4.00%, 7/01/36	190	198,622
Barnard College, Series A, 5.00%, 7/01/43	2,960	3,349,773
Cornell University, Series A, 5.00%, 7/01/40	250	284,060
Fordham University, 5.00%, 7/01/44	640	717,197

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	$1,600	$1,798,128
New York University, Series A, 5.00%, 7/01/37	745	849,665
Pratt Institute, Series A, 5.00%, 7/01/44	500	552,850
Rochester Institute of Technology, 4.00%, 7/01/32	395	412,427
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,781,130
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	705,654
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	506,848
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	310	352,640

		32,545,759
Health — 13.1%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	568,540
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	572,080
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	931,898
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	845,452
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	166,323

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	$895	$986,379
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	1,250	1,326,287
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,542
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,542
Mental Health Services (AGM), 5.00%, 2/15/22	985	1,088,927
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,542
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	285,240
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	519,920
State of New York Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (b)	500	532,370
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/43	1,140	1,258,834
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	750	824,498
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	1,840	2,040,762
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	818,220

		12,782,356
Housing — 1.4%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 7/01/30	750	879,817

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	$500	$515,140

		1,394,957
State — 12.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,128,660
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	885,513
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	610,346
Sub-Series B-1, 5.00%, 11/15/31	750	869,287
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/31	750	892,470
4.00%, 10/15/32	1,495	1,641,241
State of New York Dormitory Authority, RB, General Purpose, Series B:
5.00%, 3/15/37	1,000	1,139,680
5.00%, 3/15/42	1,400	1,572,186
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,093,080
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	369,779
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	286,090
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	500	582,830

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C (continued):
5.00%, 3/15/32	$1,000	$1,155,560

		12,226,722
Tobacco — 0.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	290	323,278
Transportation — 23.5%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	663,188
Series A-1, 5.25%, 11/15/34	270	318,794
Series C, 6.50%, 11/15/28	750	868,035
Series D, 5.25%, 11/15/41	2,000	2,340,500
Series E, 5.00%, 11/15/38	650	736,008
Series H, 5.00%, 11/15/25	1,500	1,781,835
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	892,043
Port Authority of New York & New Jersey, ARB, Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,562,820
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	245	283,215
Consolidated, 189th Series, 5.00%, 5/01/45	860	985,010
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,292,400
Series I, 5.00%, 1/01/37	1,325	1,491,778
Series I, 5.00%, 1/01/42	425	474,959
Series K, 5.00%, 1/01/32	750	877,605
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	324,237
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	1,250	680,725
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,152,540

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.25%, 11/15/45	$370	$432,463
Series C, 5.00%, 11/15/38	1,000	1,101,400
Sub-Series A, 5.00%, 11/15/29	1,485	1,733,960

		22,993,515
Utilities — 14.0%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,156,860
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,154,990
Series DD, 5.00%, 6/15/32	1,100	1,202,322
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	553,355
Series C (CIFG), 5.25%, 9/01/29	1,000	1,219,090
Long Island Power Authority, Refunding RB, Electric Systems, Series A:
(AGC), 5.75%, 4/01/39	1,690	1,916,494
General, 5.00%, 9/01/44	310	345,275
General (AGC), 6.00%, 5/01/19 (b)	2,000	2,337,800
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	635	735,063
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,118,200
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	485	484,277
Series E, 5.00%, 12/15/41	1,000	1,147,340

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	$250	$281,970

		13,653,036
Total Municipal Bonds in New York		116,844,511
Puerto Rico — 1.8%
Housing — 1.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,650	1,776,341
Total Municipal Bonds — 121.2%		118,620,852

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 35.4%
County/City/Special District/School District — 9.9%
City of New York New York, GO:
Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	1,901,785
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	1,000	1,132,920
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,168,770
Sub-Series I-1, 5.00%, 3/01/36	250	284,538
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,774,376
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,393,184

		9,655,573
Education — 5.0%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,283,471

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	$2,499	$2,663,959

		4,947,430
State — 4.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,800	2,053,831
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,178,060
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	864,667

		4,096,558
Transportation — 5.9%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	4,015,937
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	847,550
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	939,048

		5,802,535
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	495	551,102

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$2,249	$2,612,074
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,300,245
Series FF-2, 5.50%, 6/15/40	405	459,437
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	3,719	4,266,809

		10,189,667
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.4%		34,691,763
Total Long-Term Investments (Cost — $141,955,660) — 156.6%		153,312,615

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (f)(g)	2,288,196	2,288,196
Total Short-Term Securities (Cost — $2,288,196) — 2.3%		2,288,196
Total Investments (Cost — $144,243,856*) — 158.9%		155,600,811
Other Assets Less Liabilities — 1.5%		1,405,060
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(18,587,361)
VRDP Shares, at Liquidation Value — (41.4)%		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$97,918,510

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$125,940,376

Gross unrealized appreciation	$11,387,075
Gross unrealized depreciation	(307,539)

Net unrealized appreciation	$11,079,536

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $1,482,731.

(f)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BIF New York Municipal Money Fund	767,884	1,520,312	2,288,196	—

(g)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized (Depreciation)
(5)	5-Year U.S. Treasury Note	March 2016	$593,398	$(86)
(11)	10-Year U.S. Treasury Note	March 2016	$1,390,813	(2,766)
(5)	Long U.S. Treasury Bond	March 2016	$770,000	(2,507)
(1)	Ultra U.S. Treasury Bond	March 2016	$158,437	(642)
Total				$(6,001)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$153,312,615	—	$153,312,615
Short-Term Securities	$2,288,196	—	—	2,288,196

Total	$2,288,196	$153,312,615	—	$155,600,811

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(6,001)	—	—	$(6,001)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$41,300	—	—	$41,300
Liabilities:
TOB Trust Certificates	—	$(18,580,899)	—	(18,580,899)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$41,300	$(59,080,899)	—	$(59,039,599)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 22, 2016